Accounts Receivable	12 Months Ended
Jun. 30, 2022
Accounts receivable [Abstract]
Accounts receivable

Note 5 – Accounts receivable

Accounts receivable consisted of the following:

	June 30, 2022	June 30, 2021
Color World platform subscription fees due from App payment collections agent	$2,507,981	$3,191,711

No provision for allowance on credit losses was recognized for the years ended June 30, 2022 and 2021.